OTHER ASSETS AND OTHER LIABILITIES - Narrative (Details) - PEN (S/) S/ in Thousands	1 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other Assets and Other Liabilities [Line Items]
Net carrying amount		S/ 2,069,017	S/ 1,438,609	S/ 1,357,525
Amount of system programming and maintenance services		221,800
Current advances to suppliers		22,600	363,600
Investment in associates		S/ 65,338	763,918
Tax Assessment and Penalty Resolutions
Disclosure of Other Assets and Other Liabilities [Line Items]
Proceeds from tax resolution	S/ 1,568,000
Proceeds from tax resolution, portion of accrued interest	S/ 9,200
Pacífico EPS
Disclosure of Other Assets and Other Liabilities [Line Items]
Percentage of interests acquired		50.00%
Entidad Prestadora de Salud
Disclosure of Other Assets and Other Liabilities [Line Items]
Investment in associates		S/ 692,100
Investment Property
Disclosure of Other Assets and Other Liabilities [Line Items]
Net carrying amount		S/ 1,322,300	S/ 1,235,100